OPERATING LEASES	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025
OPERATING LEASES
OPERATING LEASES

10.OPERATING LEASES

On October 16, 2025, the Company entered into an office lease agreement in New York, NY for 5 years and 2 months from the lease commencement date, which is defined as the first business day following the substantial completion of the landlord’s work and delivery of possession of the premises to the Company. The lease commencement date was determined to be January 1, 2026, when the Company obtained possession of the premises. Lease liabilities are measured at the commencement date based on the present value of future lease payments.

On November 3, 2025, the Company entered into an office lease agreement in Vancouver, Canada for 2 years. Lease liabilities are measured at the commencement date based on the present value of future lease payments.

As the Company’s lease did not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments. The Company used a discount rate of 10.00% in determining its lease liabilities.

The discount is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of comparable value to the right-of-use asset in a similar economic environment. The discount rate therefore reflects what the Company “would have to pay”, which requires estimation when no observable rates are available or where the applicable rates need to be adjusted to reflect the terms and conditions of the lease. The Company estimates the discount using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates. The Company determined its discount rates based on the rate used by comparable public companies.

The following table presents the net lease cost and other supplemental lease information:

	For the three months	For the three months
	ended February 28, 2026	ended February 28, 2025
Lease cost:
Operating lease cost	$39,759	$—
Short term lease cost	32,983	—
Net lease cost	72,742	—
Cash paid for operating lease liabilities	$(15,121)	$—

Lease balance sheet information as of February 28, 2026 and November 30, 2025:

Lease liabilities	February 28, 2026	November 30, 2025
Current portion of operating lease liabilities	$135,951	$33,155
Long-term portion of operating lease liabilities	631,044	55,086
	$766,995	$88,241

Future minimum lease payments to be paid by the Company as a lessee as of February 28, 2026 are as follows:

Operating lease commitments and lease liability:
2026	$187,308
2027	210,082
2028	180,716
2029	179,938
2030	183,537
2031	31,201
Total future minimum lease payments	972,782
Discount	(205,787)
Total	$766,995

9.	OPERATING LEASE

On October 16, 2025, the Company entered into an office lease agreement in New York, NY for 5 years and 2 months from the lease commencement date, which is defined as the first business day following the substantial completion of the landlord’s work and delivery of possession of the premises to the Company. As of the reporting date, the landlord has not substantially completed the required work and possession of the premises has not yet been delivered; therefore, the lease commencement date has not been determined. Accordingly, the Company has not recognized a right-of-use asset or lease liability related to this lease as of the reporting date of November 30, 2025.

On November 3, 2025, the Company entered into an office lease agreement in Vancouver, Canada for 2 years. Lease liabilities are measured at the commencement date based on the present value of future lease payments. As the Company’s lease did not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments. The Company used a discount rate of 10.00% in determining its lease liability.

The discount is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of comparable value to the right-of-use asset in a similar economic environment. The discount rate therefore reflects what the Company “would have to pay”, which requires estimation when no observable rates are available or where the applicable rates need to be adjusted to reflect the terms and conditions of the lease. The Company estimates the discount using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates. The Company determined its discount rated based on the rate used by comparable public companies.

The following table presents the net lease cost and other supplemental lease information:

	November 30, 2025	November 30, 2024
Lease cost:
Operating lease cost	$3,662	$—
Short term lease cost	119,892	—
Net lease cost	123,554	—
Cash paid for operating lease liabilities	$—	$—

Lease balance sheet information as of November 30, 2025 and 2024:

Lease liability	November 30, 2025	November 30, 2024
Current portion of operating lease liability	33,155	—
Long-term portion of operating lease liability	55,086	—
	$88,241	$—

Future minimum lease payments to be paid by the Company as a lessee as of November 30, 2025 are as follows:

Operating lease commitments and lease liability:
2026	$40,830
2027	50,197
2028	8,406
Total future minimum lease payments	99,433
Discount	(11,192)
Total	$88,241